Share-Based Payment Transactions (Details) - Schedule of black-Scholes option pricing model - $ / shares		1 Months Ended	12 Months Ended
	Oct. 10, 2019	Mar. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Transactions (Details) - Schedule of black-Scholes option pricing model [Line Items]
Dividend yield (%)			0.00%
Expected volatility (%)			76.00%
Risk-free interest rate (%)			2.61%
Expected life of share options (years)			10 years
Underlying ADS price (in Dollars per share)		$ 30.1	$ 3.625
Black scholes ption pricing model [Member]
Share-Based Payment Transactions (Details) - Schedule of black-Scholes option pricing model [Line Items]
Dividend yield (%)	0.00%			0.00%
Expected volatility (%)	70.00%			73.00%
Risk-free interest rate (%)	1.67%			1.91%
Expected life of share options (years)	10 years			9 years 284 days
Underlying ADS price (in Dollars per share)	$ 154			$ 78.12